Expense Example - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - Fidelity Advisor Growth Opportunities Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Growth Opportunities Fund - Class A
Expense Example:
1 year	$ 646
3 years	798
5 years	963
10 years	1,441
Fidelity Advisor Growth Opportunities Fund - Class C
Expense Example:
1 year	252
3 years	471
5 years	813
10 years	1,576
Fidelity Advisor Growth Opportunities Fund - Class M
Expense Example:
1 year	447
3 years	654
5 years	878
10 years	1,521
Fidelity Advisor Growth Opportunities Fund - Class I
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	616
Fidelity Advisor Growth Opportunities Fund - Class Z
Expense Example:
1 year	38
3 years	119
5 years	208
10 years	$ 468